Acquisitions & Divestitures - Divestitures, 2019 (Details) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) entity	Dec. 31, 2018 item	Dec. 31, 2017 USD ($) item
Divestitures
Number of divestitures | item					0	5
Select Standalone Cloud and Cognitive Software Products
Divestitures
Consideration			$ 1,775
Contingent consideration included in total			150
Cash consideration received			812
Contingent consideration received		$ 40
Remaining consideration to be received			813
Pre-tax gain on sale of business		$ 72	556	$ 626
Cash remitted	$ 174
Cash expected to be remitted			$ 325
Period after closing for receipt of remaining consideration			12 months
Period to receive outstanding contingent consideration			24 months
Select Marketing Platform and Commerce Offerings
Divestitures
Period for subsequent closing			12 months
Select Marketing Platform and Commerce Offerings | U.S.
Divestitures
Cash consideration received			$ 240
Remaining consideration to be received			$ 150
Period after closing for receipt of remaining consideration			36 months
Sales Performance Management Offerings
Divestitures
Cash consideration received				230
Pre-tax gain on sale of business				$ 136
Cloud & Cognitive Software
Divestitures
Number of divestitures | item						4
Research related divestiture
Divestitures
Number of divestitures | item						1
Others
Divestitures
Pre-tax gain on sale of business						$ 31
Number of divestitures | entity				2
Select Global Financing, Global Business Services and Other-divested
Divestitures
Number of divestitures | entity				3